Profit from Operations - Other Adjusting Items - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure Of Revenue [Line Items]
Other adjusting items	£ 92
Litigation expense included in other operating expense	77
Changes in inventories of finished goods and work in progress	£ (76)	£ 59	£ 513
Agrokor
Disclosure Of Revenue [Line Items]
Impairment of assets			69
Reynolds American Inc.
Disclosure Of Revenue [Line Items]
Changes in inventories of finished goods and work in progress			£ 465